Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000222788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000222788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[1]
C000222788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[1]
C000222788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[1]
C000222788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[1]
C000222788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000222788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[1]
C000222788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[1]
C000222788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[1]
C000222788 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000222789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000222789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[2]
C000222789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[2]
C000222789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[2]
C000222789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[2]
C000222789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%	[2]
C000222789 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[2]
C000222789 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[2]
C000240821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000240821 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[3]
C000240821 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[3]
C000240821 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[3]
C000240821 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000240821 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000240821 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%	[3]
C000240821 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[3]
C000240821 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000248577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000248577 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000248577 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000248577 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[4]
C000248577 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[4]
C000248577 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[4]
C000248577 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%	[4]
C000248577 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[4]
C000248577 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000248578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000248578 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000248578 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000248578 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[5]
C000248578 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[5]
C000248578 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[5]
C000248578 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000248578 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%	[5]
C000248578 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[5]
C000248578 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[5]
C000255343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000255343 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000255343 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%	[6]
C000255343 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000255343 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[6]
C000255343 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[6]
C000255343 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000255343 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000255343 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%	[6]
C000255343 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets
[5]	Based on net assets
[6]	Based on net assets